Note 4 - Allowance for Credit Losses - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 3,861	$ 4,058
Charge-offs		(21)
Recoveries	11	23
Provisions (Credits)	569	(226)
Ending Balance	4,379	3,861
Allowance for Credit Losses, Individually Evaluated	20	29
Allowance for Credit Losses, Collectively Evaluated	4,359	3,832
Loans Receivable, Individually Evaluated	2,105	5,403
Loans Receivable, Collectively Evaluated	435,053	383,269
Loans, before fees	437,158	388,672
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		27
Charge-offs	(62)
Commercial Portfolio Segment [Member]
Beginning balance	793	834
Charge-offs	0	(5)
Recoveries	2	10
Provisions (Credits)	212	(297)
Ending Balance	1,007	793
Allowance for Credit Losses, Individually Evaluated	17	0
Allowance for Credit Losses, Collectively Evaluated	990	793
Loans Receivable, Individually Evaluated	964	126
Loans Receivable, Collectively Evaluated	87,026	73,016
Loans, before fees	87,990	73,142
Commercial Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		251
Charge-offs	0
Commercial Real Estate Portfolio Segment [Member]
Beginning balance	1,741	1,629
Charge-offs	0	0
Recoveries	0	0
Provisions (Credits)	625	(243)
Ending Balance	2,366	1,741
Allowance for Credit Losses, Individually Evaluated	0	0
Allowance for Credit Losses, Collectively Evaluated	2,366	1,741
Loans Receivable, Individually Evaluated	289	4,755
Loans Receivable, Collectively Evaluated	212,306	177,708
Loans, before fees	212,595	182,463
Commercial Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		355
Charge-offs	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Beginning balance	792	1,145
Charge-offs	0	0
Recoveries	0	0
Provisions (Credits)	31	(27)
Ending Balance	823	792
Allowance for Credit Losses, Individually Evaluated	3	5
Allowance for Credit Losses, Collectively Evaluated	820	787
Loans Receivable, Individually Evaluated	852	498
Loans Receivable, Collectively Evaluated	120,493	118,436
Loans, before fees	121,345	118,934
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Beginning balance	60	69
Charge-offs	0	0
Recoveries	0	0
Provisions (Credits)	23	(23)
Ending Balance	83	60
Allowance for Credit Losses, Individually Evaluated	0	0
Allowance for Credit Losses, Collectively Evaluated	83	60
Loans Receivable, Individually Evaluated	0	0
Loans Receivable, Collectively Evaluated	7,186	5,800
Loans, before fees	7,186	5,800
Residential Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Real Estate Loan [Member]
Beginning balance		(326)
Charge-offs	0
Residential Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Home Equity Loan [Member]
Beginning balance		14
Charge-offs	0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Beginning balance	85	118
Charge-offs	(52)	(12)
Recoveries	9	13
Provisions (Credits)	40	3
Ending Balance	82	85
Allowance for Credit Losses, Individually Evaluated	0	0
Allowance for Credit Losses, Collectively Evaluated	82	85
Loans Receivable, Individually Evaluated	0	0
Loans Receivable, Collectively Evaluated	6,516	6,546
Loans, before fees	6,516	6,546
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Beginning balance	44	27
Charge-offs	(10)	(4)
Recoveries	0	0
Provisions (Credits)	(16)	15
Ending Balance	18	44
Allowance for Credit Losses, Individually Evaluated	0	24
Allowance for Credit Losses, Collectively Evaluated	18	20
Loans Receivable, Individually Evaluated	0	24
Loans Receivable, Collectively Evaluated	1,526	1,763
Loans, before fees	1,526	1,787
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Automobile Loan [Member]
Beginning balance		(37)
Charge-offs	(52)
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Consumer, Other [Member]
Beginning balance		6
Charge-offs	(10)
Unallocated Financing Receivables [Member]
Beginning balance	346	236
Charge-offs		0
Recoveries	0	0
Provisions (Credits)	(346)	346
Ending Balance	0	346
Allowance for Credit Losses, Individually Evaluated		0
Allowance for Credit Losses, Collectively Evaluated		346
Loans Receivable, Individually Evaluated		0
Loans Receivable, Collectively Evaluated		0
Loans, before fees		0
Unallocated Financing Receivables [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		$ (236)
Charge-offs	$ 0